Refund of WoW Game Points (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2009	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 07, 2009 CNY (¥)	Jun. 07, 2009 USD ($)
Acquired Finite-Lived Intangible Assets
Refund of game points					¥ 169,998,682	$ 26,676,504	¥ 169,998,682
Other operating income		¥ 26,000,000.0	$ 4,100,000
Legal liability	2 years
Liability related to refund of WOW game points, release period				20 years
World of Warcraft ("WoW")
Acquired Finite-Lived Intangible Assets
Refund of game points					¥ 170,000,000.0	$ 26,700,000	¥ 170,000,000.0	$ 26,700,000	¥ 200,400,000	$ 31,400,000